Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	$ 1,477	$ 1,319
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	262	225
Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	123	108
Tax benefit not recognized	26
No expiry date
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	1,354	$ 1,211
Tax benefit not recognized	$ 260